Expense Example - Federated Hermes Mortgage Strategy Portfolio - Federated Hermes Mortgage Strategy Portfolio	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179